Non-current assets held for sale and liabilities associated with non-current assets held for sale (Tables)	6 Months Ended
Jun. 30, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of non-current assets classified as held for sale
The detail, by nature, of Grupo Santander’s non-current assets held for sale and liabilities associated with non-current assets held for sale at 30 June 2026 and 31 December 2025 is as follows presented by nature:

	EUR million
	30-06-2026	31-12-2025
Tangible assets	2,857	2,850
Foreclosed assets	2,487	2,487
Of which Property assets in Spain	1,643	1,705
Other tangible assets held for sale	370	363

Entities held for sale	—	72,148
Santander Bank Polska (Note 2)	—	72,148

Other assets	9	13
Total Assets associated with non-current assets held for sale	2,866	75,011

	EUR million
	30-06-2026	31-12-2025
Entities held for sale
Santander Bank Polska (Note 2)	—	62,995
Total Liabilities associated with non-current assets held for sale	—	62,995

Discontinued operations, condensed consolidated financial statements
The consolidated condensed balance sheet as of 31 December 2025 the consolidated condensed income statement, and the consolidated statement of cash flows for the first six months of 2025 for the Polish business for sale are included below:
Condensed balance sheets of companies held for sale - Santander Bank Polska

EUR million
Condensed assets	31-12-2025
Cash, cash balances at central banks and other deposits on demand	2,515
Financial assets held for trading	1,956
Financial assets designated at fair value through other comprehensive income	8,173
Financial assets at amortised cost	55,642
Intangible assets	1,335
Tax assets	1,224
Other assets	1,303
TOTAL ASSETS	72,148

EUR million
Condensed liabilities	31-12-2025
Financial liabilities held for trading	842
Financial liabilities at amortised cost	59,704
Provisions	603
Tax liabilities	1,335
Other liabilities	511
TOTAL LIABILITIES	62,995

EUR million
Other comprehensive income	31-12-2025
Items that will not be reclassified to profit or loss	56
Actuarial gains or losses on defined benefit pension plans	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	56
Items that may be reclassified to profit or loss	(590)
Hedges of net investments in foreign operations (effective portion)	(522)
Exchange differences	(164)
Cash flow hedges (effective portion)	98
Debt instruments at fair value with changes in other comprehensive income	8
Share in other income and expenses recognised in investments, joint ventures and associates	(10)
Condensed income statements of companies held for sale - Santander Bank Polska

EUR million
Condensed consolidated income statements	01-01-2025 to 30-06-2025
Interest Margin	1,505
Dividend income	3
Investments accounted for using the equity method	14
Net commissions	342
Net trading income	37
Other operating results	(73)
Total income	1,828
Administrative expenses, depreciation and amortisation cost	(501)
Impairment of financial assets (*)	(121)
Other results and provisions	(243)
Profit before taxes	963
Tax expense	(237)
Profit of the year	726
(*) Of which EUR -63 million correspond to renegotiations or contractual modifications as of 30 June 2025.

Condensed statements of cash flows of companies held for sale - Santander Bank Polska

EUR million
Condensed consolidated statements of cash flows	30-06-2025
A) Cash flows from operating activities	430
B) Cash flows from investing activities	(11)
C) Cash flows from financing activities	(466)
D) Effect of foreign exchange rate differences	9
E) Net increase/(decrease) in cash and cash equivalents	(38)
Effect on net cash inflows from discontinued operations - Sale of Santander Bank Polska

EUR million
30-06-2026
Cash and cash equivalents disposed of	(2,515)
Consideration received satisfied in cash - Santander Bank Polska	7,035